SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Trade receivables, allowances for doubtful accounts	$ 415,000	$ 395,000		$ 415,000
Bad debt (income) expense	20,000		(609,000)
Bad debt write offs	206,000	0	0
Inventory write offs	311,000	0	0
Shares excluded from the calculation of diluted net income (loss) per share	1,248,631	988,642	504,309
Uncertain tax position, likelihood of being sustained, threshold for recognition	50.00%
Years employment required for eligibility for severance pay	1
Months severance salary payable per year of employment	1
Severance pay expenses	$ 588,000	$ 651,000	$ 431,000
Number of suppliers of certain key components	1